COMMITMENTS AND CONTINGENT LIABILITIES - CONTINGENT LIABILITIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities in business combination [line items]
Guarantees	¥ 8,927	¥ 14,863
Liability accrued for a loss under guarantee	0	0
Joint ventures
Disclosure of contingent liabilities in business combination [line items]
Guarantees	8,927	9,117
Zhongan United Coal Chemical Co. Ltd
Disclosure of contingent liabilities in business combination [line items]
Guarantees	5,254	5,680
Guarantee in respect to standby credit facilities granted by banks	7,100	7,100
Amur Gas
Disclosure of contingent liabilities in business combination [line items]
Guarantees	3,673	3,264
Guarantee in respect to standby credit facilities granted by banks	25,351	23,208
Amur Gas | Raw material supply agreement
Disclosure of contingent liabilities in business combination [line items]
Guarantees	16,924	15,493
Associates
Disclosure of contingent liabilities in business combination [line items]
Guarantees		¥ 5,746
Zhongtian Synergetic Energy
Disclosure of contingent liabilities in business combination [line items]
Guarantees	5,746
Guarantee in respect to standby credit facilities granted by banks	¥ 17,050